General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - General and Administrative Expenses [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Professional services		$ 1,486	$ 1,085	$ 372
Share-based compensation		962	1,158	936
Salaries and social benefits	[1]	1,011	1,014	74
Insurance		511	1,174	68
Traveling abroad		164	165	50
Others		641	371	91
Total		$ 4,775	$ 4,967	$ 1,591

[1]	During 2023, 2022 and 2021 the Company paid to pension funds and to insurance companies an amount of $104 thousand, $85 thousand and $14 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.